Fixed Assets (Details) (USD $)	Sep. 30, 2014		Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 225,179,262		$ 197,153,889
mv BULK PANGAEA [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	21,207,761		20,879,837
mv BULK DISCOVERY [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	11,870,654		13,583,813
mv BULK CAJUN [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,053,450		6,566,227
mv BULK PATRIOT [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,802,541		13,573,298
mv BULK JULIANA [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,005,361		14,614,596
mv NORDIC ODYSSEY [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	29,425,883		30,252,396
mv NORDIC ORION [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	29,916,572		30,449,503
mv BULK TRIDENT [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	16,569,270		16,273,240
mv BULK BEOTHUK [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,280,825		13,732,350
mv BULK NEWPORT [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,871,461		15,339,224
mv BULK PROVIDENCE [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	0		10,114,377
mv BULK LIBERTY [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	0		9,217,410
mv NORDIC BOTHNIA [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,406,137		0
mv NORDIC BARENTS [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,862,978		0
mv NORDIC OSHIMA [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	33,709,143	[1]	0	[1]
Dry Bulk Vessels16 [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	220,982,036		194,596,271
Other fixed assets, net [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,197,226		$ 2,557,618

[1]	The Company took delivery of the newbuilding m/v Nordic Oshima on September 25, 2014